Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment
15.
Property, plant and equipment

	Land	Production facilities	Leasehold improvements	Equipment	Construction in progress	Total
Cost
Balance at December 31, 2022	11,964	154,234	70,814	78,922	9,454	325,388
Acquisitions (note 5(a), note 5(b))	8,989	24,002	3,660	17,518	—	54,169
Additions	—	—	2,739	5,609	102	8,450
Transfers from CIP	—	882	—	—	(882)
Dispositions	—	38	(314)	(2,885)	—	(3,161)
Balance at December 31, 2023	20,953	179,156	76,899	99,164	8,674	384,846
Acquisitions (note 5(c), note 5(d))	335	15,635	1,110	5,170	—	22,250
Additions	—	—	800	6,831	983	8,614
Transfers from CIP	—	—	—	983	(983)	—
Transfer to assets held for sale	(11,834)	(143,540)	—	(411)	(6,013)	(161,798)
Dispositions	—	—	(559)	(2,834)	(90)	(3,483)
Balance at December 31, 2024	9,454	51,251	78,250	108,903	2,571	250,429

Accumulated depreciation and impairment
Balance at December 31, 2022	—	132,007	15,369	28,782	5,821	181,979
Depreciation	—	2,526	11,675	15,796	—	29,997
Impairment	—	10,825	1,697	8,924	—	21,446
Dispositions	—	62	(293)	(1,261)	—	(1,492)
Balance at December 31, 2023	—	145,420	28,448	52,241	5,821	231,930
Depreciation	—	1,351	10,222	11,174	—	22,747
Impairment (recovery)	—	—	15	(111)	—	(96)
Transfer to assets held for sale	—	(141,811)	—	(165)	(5,821)	(147,797)
Dispositions	—	—	(559)	(1,606)	—	(2,165)
Balance at December 31, 2024	—	4,960	38,126	61,533	—	104,619

Net book value
Balance at December 31, 2023	20,953	33,736	48,451	46,923	2,853	152,916
Balance at December 31, 2024	9,454	46,291	40,124	47,370	2,571	145,810

During the year ended December 31, 2024, depreciation expense of $2.5 million was capitalized to biological assets and inventory (year ended December 31, 2023 – $4.7 million).

During the year ended December 31, 2024, the Company determined that indicators of impairment existed relating to certain cannabis and liquor retail stores due to underperforming store level operating results, as well as indicators of impairment reversal relating to certain previously impaired cannabis and liquor retail stores showing improved store level operating results. For impairment testing of retail property, plant and equipment and right of use assets, the Company determined that a CGU was defined as each individual retail store. The Company completed impairment tests for each CGU determined to have an indicator of potential impairment or impairment reversal using a discounted cash flow model. The recoverable amounts for each CGU were based on the higher of its estimated value in use and fair value less costs of disposal using Level 3 inputs. The significant assumptions applied in the impairment test are described below:

•
Cash flows: Projected future sales and earnings for cash flows are based on actual operating results and operating forecasts. Management determined forecasted growth rates of sales based on past performance, expectations of future performance for each location and industry averages. Expenditures were based upon a combination of historical percentages of revenue, sales growth rates, forecasted inflation rates and contractual lease payments. The duration of the cash flow projections for individual CGUs is 5 years or based on the remaining lease term of the CGU.
•
Discount rate: A pre-tax discount rate range of 12.5% – 13.8% was estimated and is based on market assessments of the time value of money and CGU specific risks to determine the weighted average cost of capital for the given CGU.

For the year ended December 31, 2024, the Company recorded the following net impairment losses (reversals) of property, plant and equipment:

	Reporting Segment
Three months ended	Liquor retail	Cannabis retail	Total
March 31, 2024	(766)	772	6
June 30, 2024	224	(215)	9
September 30, 2024	(1,050)	886	(164)
December 31, 2024	—	—	—
	(1,592)	1,443	(149)

The Company also recorded impairment losses and impairment reversals of right of use assets (note 14).

For the year ended December 31, 2023, the Company recorded the following net impairment losses (reversals) of property, plant and equipment:

	Reporting Segment
Three months ended	Liquor retail	Cannabis retail	Total
March 31, 2023	—	—	—
June 30, 2023	—	458	458
September 30, 2023	429	6	435
December 31, 2023	—	1,942	1,942
	429	2,406	2,835

During the year ended December 31, 2023, the Company determined that indicators of impairment existed relating to certain idle machinery and equipment. The estimated recoverable amount of the assets was determined to be nil and an impairment of $3.0 million was recorded. The impairment was recognized in the Company’s cannabis operations reporting segment.

In October 2023, management decided to close the Olds facility and consolidate all cultivation activities at its Atholville, New Brunswick facility. This resulted in an indicator of impairment and a test for impairment was performed by comparing the estimated recoverable amount to the carrying value of the assets, using its fair value less costs of disposal. Based on the analysis, the Company recognized an impairment loss of $15.6 million, as the estimated recoverable amount of $18.7 million was lower than the respective carrying amount. The impairment was recognized in the cannabis operations reporting segment. The fair value measurement is categorized within Level 2 of the fair value hierarchy and the valuation technique was based on a market comparison for comparable assets. Subsequent to December 31, 2023, the Olds facility was classified as held for sale.